Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000130451 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	3.59%	7.73%	4.95%
C000055460 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	3.47%	7.72%	4.92%
C000055459 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	1.53% [1]	6.66%	3.88%
C000055458 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	(2.70%)	6.18%	4.03%
Without Sales Load [Member] | C000055459 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	2.53%	6.66%	3.88%
Without Sales Load [Member] | C000055458 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	3.25%	7.44%	4.65%
FTSE EPRA NAREIT Developed Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index (Net)
Average Annual Return, Percent	3.42%	5.90%	3.02%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (broad-based index)
Average Annual Return, Percent	22.02%	15.58%	11.79%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.